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July 1, 2005

VIA EDGAR

Mr. Larry Spirgel

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

Washington, D.C. 20549

Re:	WorldSpace, Inc. – Registration Statement on Form S-1 (File No. 333-124044)

Dear Mr. Spirgel:

On behalf of WorldSpace, Inc. (the “Company”), we are hereby filing Amendment No. 5 (the “Amendment”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”). Three courtesy copies of the Amendment, marked to show changes from the Registration Statement as previously filed, are being furnished to you under separate cover to expedite your review.

In response to the oral comments of the Staff communicated to the undersigned on June 30, 2005, the Company wishes to advise the Staff that:

1. The Company has included in its Management’s Discussion and Analysis (page 41 of the prospectus) the additional disclosure discussed in the Company’s response to Comment 1 of the Staff’s June 21, 2005 Comment Letter. As discussed with the Staff, the Company has also included, immediately following such disclosure, a sentence from the second risk factor in the prospectus (the risk factor entitled “There may not be sufficient demand for our services to allow us to become profitable”) and a cross reference to such risk factor.

2. The Company has refiled Exhibits 10.2 and 10.3, including the exhibits thereto, but has deleted from such exhibits information covered by the Company’s confidentiality request date June 27, 2005.

3. The Company has refiled Exhibits 4.1, 10.6, 10.7 and 10.8, including the exhibits thereto. The maps contained in Appendix 1 to the Standard Production, Marketing and License Agreement filed as part of Exhibit 10.7 and in Appendix 1 to the Standard WorldSpace Receiver Development, Production, Marketing and License Agreement filed as part of Exhibit 10.8 are described in the Edgar filing and copies thereof are being furnished supplementally to the Staff under separate cover.

4. The Company has included the consent of Grant Thornton dated July 1, 2005 as Exhibit 23.2 to the Registration Statement.

The Amendment has been revised and updated, as reflected in the marked copy. The Company wishes to draw the Staff’s specific attention to two matters reflected in the Amendment:

First, as discussed with the Staff, the prospectus reflects the fact that Noah A. Samara, the Chairman, Chief Executive Officer and President of the Company, will be selling 294,100 (out of a total of 8,823,500) of the shares being offered in the offering. All of the shares being sold by Mr. Samara will be included in the firm shares rather than the overallotment shares.

Mr. Larry Spirgel	COUDERT BROTHERS LLP
July 1, 2005

Second, the prospectus reflects the fact that SG Cowen & Co. will be a co-managing underwriter with respect to the offering. With respect to Question 36 of the Staff’s first (May 13, 2005) comment letter with respect to this offering, SG Cowen & Co. has advised the Company that it does not intend to place a prospectus online or otherwise engage in an electronic distribution in connection with the offering.

Very truly yours,

/s/ Jeffrey E. Cohen

Jeffrey E. Cohen

Enclosures

cc:	Securities and Exchange Commission
Derek Swanson
Terry French
Al Rodriguez

WorldSpace, Inc.
Noah A. Samara
Sridhar Ganesan
Donald J. Frickel

UBS Securities LLC
Omar Jaffrey

Grant Thornton LLP
Steve Leser

Milbank, Tweed, Hadley & McCloy LLP
James H. Ball, Jr.

Coudert Brothers LLP
Carol B. Stubblefield
Lan Lou
Lisa A. Rindler